Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation
Schedule of reconciliation of the income tax expenses computed by the statutory income tax rate to the income tax expense

The following table presents a reconciliation of the income tax expenses computed by the statutory income tax rate to the Group’s income tax expense of the year presented are as follows (in thousands):

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income tax computed at statutory EIT rate (25%)	(323,359)	(391,056)	(206,902)
Permanent differences (1)	125,132	47,981	(96,793)
Effect of different tax jurisdictions	4,077	20,714	(20,216)
Effect of preferential tax rate	128,584	151,971	98,329
Change in deferred tax assets valuation allowance	71,009	184,573	237,414
Income tax expenses	5,443	14,183	11,832

(1)	The permanent differences mainly consist of additional deduction for research and development expenditures and non-deductible expenses.

Schedule of preferential tax rate on the PRC operations

The following table sets forth the effect of preferential tax rate on the PRC operations (in thousands except per share data):

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Tax holiday effect	128,584	151,971	98,329
Basic and diluted net loss per share effect	0.54	0.50	0.33

Schedule of the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of the years presented (in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
Net operating tax loss carry forwards	461,751	679,789
Advertising and promotion expenses in excess of deduction limit	296,037	310,560
Provision of allowance for expected credit losses	23,178	31,140
Payroll and expense accrued	12,254	9,145
Less: valuation allowance	(793,220)	(1,030,634)
Total deferred tax assets, net	—	—

Deferred tax liabilities:
Acquired intangible assets	11,630	22,574
Total deferred tax liabilities	11,630	22,574

Schedule of movement of the valuation allowances for deferred tax assets

The following table sets forth the movement of the valuation allowances for deferred tax assets for the years presented (in thousands):

	2022	2023
	RMB	RMB
Deferred tax assets:
Balance as of January 1,	(608,647)	(793,220)
Change of valuation allowance	(184,573)	(237,414)
Balance as of December 31,	(793,220)	(1,030,634)

Schedule of net operating tax loss carry forwards

The tax losses of the Group expire over different time intervals depending on local jurisdiction. Certain entity’s expiration year for tax losses has been extended from five years to ten years due to new tax legislation released in 2018. As of December 31, 2023, certain entities in mainland China of the Group had net operating tax loss carry forwards, if not utilized, which would expire as follows (in thousands):

RMB
Loss expiring in 2024	32,013
Loss expiring in 2025	172,024
Loss expiring in 2026	297,850
Loss expiring after 2026	3,816,396
Total	4,318,283